Note 2 - Liquidity and Capital Resources (10-Q) (Details Textual) $ in Millions		3 Months Ended
	Apr. 01, 2024 USN ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Retained Earnings (Accumulated Deficit) | $		$ (56,955,124)	$ (54,440,789)	$ (52,803,252)	$ (52,268,916)
Prefunded Warrant [Member]
Number of Warrants Per Unit	1
Series A Warrant [Member]
Number of Warrants Per Unit	1
Private Placement [Member]
Equity Offering, Number of Units Sold	2,532,285
Number of Shares Per Unit	1
Proceeds From Issuance or Sale of Equity, Gross	$ 50.0	$ 50,000,000
Proceeds from Issuance or Sale of Equity | $	$ 99.4